Consolidated Statements of Cash Flows - USD ($)	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,036,000)	$ (1,172,000)	$ (1,549,000)	$ (1,808,000)		$ (2,208,000)	$ (3,357,000)	$ (5,162,000)	[1]	$ (9,559,000)	[1]	$ (14,121,000)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization										106,000
Amortization of operating lease right-of-use asset										329,000
Stock-based compensation expense	2,000		6,000			5,000	14,000	25,000		511,000
Loss on issuance of Series A offering securities										2,618,000
Change in fair value of preferred stock forward liability			(1,000)				(67,000)	(67,000)		67,000
Changes in operating assets and liabilities:
Accounts receivable										928,000
Prepaid expenses and other current assets						(330,000)	82,000	358,000		343,000
Other long-term assets							13,000	13,000		163,000
Accounts payable						257,000	(425,000)	(537,000)		(1,106,000)
Accrued expenses						103,000	44,000	(63,000)		(438,000)
Lease liability										(333,000)
Deferred revenue										(4,345,000)
Net cash used by operating activities						(2,173,000)	(3,696,000)	(5,433,000)		(10,716,000)
Cash flows from investing activities:
Purchases of property and equipment										(398,000)
Net cash provided by investing activities										(398,000)
Cash flows from financing activities:
Proceeds from sale of Series B Convertible Preferred Stock						1,000,000
Series B Convertible Preferred Stock issuance costs						(50,000)
Net cash provided by financing activities						950,000
Net increase in cash and cash equivalents:						(1,223,000)	(3,696,000)	(5,433,000)		(11,114,000)
Cash and cash equivalents at beginning of period		4,098,000		9,531,000		4,098,000	9,531,000	9,531,000		20,645,000
Cash and cash equivalents at end of period	2,875,000		5,835,000		$ 9,531,000	2,875,000	5,835,000	4,098,000		9,531,000		$ 20,645,000
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	2,168,000		5,825,000		9,521,000	2,168,000	5,825,000	4,088,000		9,521,000
Restricted cash	700,000					700,000
Long-term restricted cash	7,000		10,000		10,000	7,000	10,000	10,000		10,000
Supplemental disclosure of non-cash investing and financing activities
Right of use assets obtained in exchange for operating lease liability										8,423,000
Accrued dividends on Series B Convertible Preferred Stock						16,000
Eos SENOLYTIXS Inc [Member]
Cash flows from operating activities:
Net loss	(2,997,289)	(582,432)	(57,461)	(78,761)	(76,895)	(3,579,721)	(136,222)	(253,020)
Adjustments to reconcile net loss to net cash provided by operating activities:
Parent-paid expenses treated as capital contribution					76,885	432,148	136,050	234,675
Stock-based compensation expense					10	40,303	172	345
Loss on issuance of Series A offering securities						556,000
Change in fair value of preferred stock forward liability						(4,000)
Amortization of deferred financing costs						125,153
Amortization of debt discounts						13,409
Issuance costs related to the Series A offering securities	80,464					80,464
Non-cash financing expense related to Equity Incentive Shares						722,222
Changes in operating assets and liabilities:
Prepaid expenses						(264,098)
Right-of-use asset						86,107
Accrued expenses						373,516		18,000
Lease liability						(85,818)
Interest payable						36,384
Net cash used by operating activities						(1,467,931)
Cash flows from investing activities:
Net cash provided by investing activities
Cash flows from financing activities:
Payments of merger transaction costs						(377,159)
Payments of deferred offering costs						(30,154)
Proceeds from issuance of convertible notes payable						2,500,000
Proceeds from issuance of Series A Preferred Stock						150,000
Proceeds from preferred stock subscription						100,000
Proceeds from short-term borrowings						100,000
Net cash provided by financing activities						2,442,687
Net increase in cash and cash equivalents:						974,756
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period	974,756					974,756
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	$ 974,756					974,756
Supplemental disclosure of cash flow information:
Interest paid
Income taxes paid
Cash paid for amounts included in the measurement of lease liabilities						94,050
Supplemental disclosure of non-cash investing and financing activities
Right of use assets obtained in exchange for operating lease liability						389,076
Debt discount and deferred financing costs related to noncash equity incentive share obligation						$ 277,778

[1]	The dollar amounts reported represent the amount of net loss, in thousands, reflected in Pulmatrix’s consolidated audited financial statements for each applicable year.